Offerings - Offering: 1	Feb. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	73,660,000
Maximum Aggregate Offering Price	$ 73,660,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,172.45
Offering Note	(1) There are being registered under the Registration Statement to which this exhibit pertains such indeterminate number of common shares, no par value, of the Registrant as shall have an aggregate initial offering price not to exceed $73,660,000. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act of 1933. (3) This amount represents the U.S. dollar value of a proposed maximum aggregate offering amount of Cdn.$100,000,000 (including the value of common shares issuable pursuant to an option granted to the underwriters of the offering). U.S. dollar amounts are calculated based on the daily exchange rate reported by the Bank of Canada on February 9, 2026, which was Cdn.$1.00 = US$0.7366.